Commitments and Contingencies - Additional Information (Detail)			12 Months Ended
	Jan. 01, 2015 MMBTU_day	Feb. 01, 2014 MMBTU / d $ / MMBTU	Dec. 31, 2014 USD ($) $ / bbl	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) MMcf / d	Mar. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Mar. 01, 2007 USD ($)
Commitments And Contingencies (Additional Textual) [Abstract]
Environmental reserves liability			$ 2,092,000	$ 577,000	$ 1,469,000	$ 1,300,000	$ 1,747,000
Amount per barrel of oil | $ / bbl			0.25
Aggregate value of account required to cease fund			$ 4,300,000
Restricted investment			$ 2,700,000
Percentage of working interest under sinking fund trust agreement			51.75%
Additional quarterly payments								$ 600,000
Maximum remaining obligation			$ 8,700,000			7,400,000
Rent expense			10,800,000	$ 8,300,000	$ 5,000,000
Dubach [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Expansion of processing plant | MMcf / d					70
Dubberly [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Payback demand fee received by the third party				110.00%
Payback demand quality per day | MMBTU / d		192,950
Payback of fee in excess of demand quantity | $ / MMBTU		0.275
Subsequent Event [Member] | Dubberly [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Monthly demand quantity | MMBTU_day	249,700
December 31, 2016 [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Minimum balances attributable to net working interest			78,660,000			$ 78,660,000
REO Sponsorship [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Supplemental bond for decommissioning liabilities trust agreement									$ 90,000,000
Maximum [Member]
Commitments And Contingencies (Additional Textual) [Abstract]
Remaining obligation			$ 800,000